Commitments and Contingency (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Commitments and Contingency [Abstract]
Schedule of minimum future rental payments under non-cancellable operating leases
2016	$327,119
2017	305,663
2018	256,608
2019	106,920
2020	-
$996,310

2015	$192,983
2016	163,064
2017	31,215
2018	-
2019	-
$387,262